PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT
NOTE F - PREMISES AND EQUIPMENT

Premises and equipment are stated at cost, less accumulated depreciation and amortization as follows:

	2016	2015
Premises:
Land	$10,566,139	$10,352,314
Buildings and improvements	27,463,504	26,164,412
Equipment	10,436,712	10,927,780
Construction in progress	779,833	76,920
	49,246,188	47,521,426
Less accumulated depreciation and amortization	14,621,836	13,898,415
	$34,624,352	$33,623,011

The amounts charged to operating expense for depreciation were $1,653,663, $1,645,081 and $1,552,297 in 2016, 2015 and 2014, respectively.